Operating profit - Restructuring costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring programmes
Total charge	$ 807	$ 1,107	$ 1,034
Severance costs
Restructuring programmes
Total charge	176	505	298
Accelerated depreciation and impairment
Restructuring programmes
Total charge	141	46	81
Relocation costs
Restructuring programmes
Total charge	6	18	34
Other restructuring
Restructuring programmes
Total charge	484	538	621
Cost of sales
Restructuring programmes
Total charge	181	130	158
Research and development expense
Restructuring programmes
Total charge	201	178	258
Selling, general and administrative costs
Restructuring programmes
Total charge	347	823	$ 618
Other operating income and expense
Restructuring programmes
Total charge	$ 78	$ (24)